SUMMARY OF LEGAL ENTITIES CONTROLLED BY ILA AFTER THE REORGANIZATION (Details)	12 Months Ended
Dec. 31, 2023
Intelligent Living Application Group Inc [Member]
Date of incorporation	Jul. 17, 2019
Place of incorporation	Cayman Islands
Principal activities	Holding company
Intelligent Living Application Group Limited [Member]
Date of incorporation	Mar. 19, 2014
Place of incorporation	British Virgin Islands
Principal activities	Intermediate holding company
Kambo Locksets Limited [Member]
Date of incorporation	Mar. 26, 2014
Place of incorporation	Hong Kong, PRC
Principal activities	Sale of door locksets to US and Canadian market
Kambo Hardware Limited [Member]
Date of incorporation	Feb. 25, 2015
Place of incorporation	Hong Kong, PRC
Principal activities	Sale of locksets and related hardware to other markets
Bamberg (HK) Limited [Member]
Date of incorporation	Jun. 24, 2016
Place of incorporation	Hong Kong, PRC
Principal activities	Sale of self-branded door locksets
Hing Fat Industrial Limited [Member]
Date of incorporation	Mar. 23, 2009
Place of incorporation	Hong Kong, PRC
Principal activities	Designs door locksets; holding company of Dongguan Xingfa
Dongguan Xingfa Hardware Products Co., Ltd. [Member]
Date of incorporation	Aug. 06, 1993
Place of incorporation	The People Republic of China (the “PRC”)
Principal activities	Manufactures door locksets